Borrowings and derivative financial instrument - Interest rate changes (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 1,416	R 8,157	R 9,454
Committed undrawn facilities	15,749	7,336	5,688
Uncommitted undrawn facilities	2,276	2,460	1,050
Total undrawn facilities	18,025	9,796	6,738
Within one year
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	685	229	0
Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	9,564	229	672
later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Committed undrawn facilities	5,500	6,878	5,016
JIBAR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	0	0	2,500
LIBOR
Disclosure of detailed information about borrowings [line items]
Non-current borrowings exposed to interest rate changes	R 1,416	R 8,157	R 6,954